Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred tax assets increase decrease in the valuation allowance	$ 1,200,000
Net operating loss carryforwards	$ 3,200,000
Net operating loss carryforwards year of expiration	2042
Unrecognized tax penalties income tax penalties and interest expenses	$ 0
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Research and development tax credit carry forwards	15,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Research and development tax credit carry forwards	$ 48,000